Disaggregated Revenue Data	6 Months Ended
Jun. 30, 2023
Disaggregated Revenue Data [Abstract]
DISAGGREGATED REVENUE DATA

NOTE 3 - DISAGGREGATED REVENUE DATA:

Revenue by Source

The following table presents the Company’s revenue disaggregated by source:

	Six months ended June 30,
	2023	2022
	U.S. dollars in thousands

Software as a Service	9,983	5,253
Advertising services	2,681	3,404
Software licenses	-	28
Software support services	-	113
	12,664	8,798